FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2019
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

16   FAIR VALUE MEASUREMENT

As of December 31, 2018 and 2019, the Company's financial assets and liabilities measured at fair value on a recurring basis were as follows:

	Fair value measurement using
	Level 2 inputs
	As of December 31,
	2018	2019

Assets
- Interest rate swap contracts (Note 15)	1,263	—

Liabilities
- Interest rate swap contracts (Note 15)	1,074	10,759

Following is a description of the valuation techniques that the Company uses to measure fair value of other financial assets and financial liabilities:

●	Short-term financial instruments (cash, restricted cash, accounts receivable and payable, short-term borrowings, and accrued expenses and other payables)—cost approximates fair value because of the short maturity period.
●	Long-term borrowings—fair value is based on the amount of future cash flows associated with each debt instrument discounted at the Company’s current borrowing rate for similar debt instruments of comparable terms. The carrying values of the long-term borrowings approximate their fair values as all the long-term debt carry variable interest rates which approximate rates currently offered by the Company’s bankers for similar debt instruments of comparable maturities.
●	Convertible bonds payable—the estimated fair value was RMB2,448,646 as of December 31, 2019. The fair value was measured based on the price in the open market.